SHORT TERM LOAN (Details Narrative) - Stardust Power Inc And Subsidiary [Member] - USD ($)		3 Months Ended				4 Months Ended	6 Months Ended	10 Months Ended
	Nov. 19, 2023	Jun. 30, 2024		Jun. 30, 2023	[1]	Jun. 30, 2023 [1]	Jun. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term borrowings		$ 24,824					$ 24,824	$ 72,967
Interest expense		$ 789	[1]	$ 7,008		$ 7,111	$ 2,078 [1]	7,828
Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short term borrowings	$ 80,800
Debt instrument, payment terms	The debt is payable in monthly installments of $ 8,389 per month for 10 months.
Monthly installments	$ 8,389
Debt instrument, interest rate	8.25%
Carrying amount	$ 72,967
Interest expense								$ 717

[1]	Includes related party amounts of $Nil and $7,008 for the three months ended June 30, 2024 and 2023, respectively and $Nil and $7,111 for the six months ended June 30, 2024 and from March 16, 2023 to June 30, 2023, respectively.